Investments in equity method investees - Summary of condensed income statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Gross profit	¥ 25,469,654	$ 3,489,328	¥ 25,720,892	¥ 21,616,080
Group Equity Investment
Schedule of Equity Method Investments [Line Items]
Revenues	2,277,551		3,116,172	2,940,905
Gross profit	554,778		165,578	79,057
Income from operations	530,092		310,193	285,733
Net income	435,189		260,582	251,426
Net Income (Loss)	¥ 435,189		¥ 260,582	¥ 251,426